DEAR SHAREHOLDER:

We are pleased to enclose the annual report on the operations of Montana Tax-Free Fund, Inc. for the year ended December 31, 1996. The municipal bond portfolio and related financial statements are presented within for your review.

Municipal bond prices began the year with a slight upward bias and then declined in the February-March-April time frame. Federal Reserve monetary policy became less accommodative in response to the growth picture in the American economy. Bond prices then moved higher during the second half of 1996 except for late December, when a correction took place.

Shares in the Fund increased during the period from $10.04 to $10.07. During part of the year the Fund utilized a partial hedge to maintain share price stability. Futures contracts in U.S. Treasury Bonds and Municipal Bonds were employed. Hedging provided share price stability as interest rates increased and bond prices declined.

The adviser has invested primarily in high-grade Montana tax-exempt bonds (see next page). Management intends to maintain the portfolio quality while diversifying throughout the State. The adviser has been able to select suitable investments from numerous offerings in both the primary and secondary municipal bond markets. Reasonable income and preservation of capital remain as the chief objectives of the Fund.


We invite your personal calls and visits.

                                             Sincerely,


                                             Robert E. Walstad
                                             President

SCHEDULE OF INVESTMENTS  December 31, 1996


NAME OF ISSUER                                             (UNAUDITED)
Percentages represent the market value of                    RATING          COUPON                  PRINCIPAL
each investment category to total net assets               MOODY'S/S&P        RATE       MATURITY     AMOUNT      MARKET VALUE
------------------------------------------------------------------------------------------------------------------------------------
MONTANA MUNICIPAL BONDS (96.8%)

ENERGY (5.9%)

Anaconda-Deer River Cty. (Arco) Solid Waste Rev.                 A/A+         6.375%     10/01/16   $1,500,000       $ 1,555,995
MT (Broadwater Power) Coal Severance Tax Ref.                  A1/AA-         6.875      12/01/17      445,000           482,656
                                                                                                                 ---------------
                                                                                                                     $ 2,038,651
                                                                                                                 ---------------
HEALTH CARE (14.2%)
MT St. Hlth. Fac. Auth. (Mission Ridge) Rev.                  NR/NR           6.300%     08/15/26   $  500,000       $   500,205
MT St. Hlth. Fac. Auth. (MT Devl. Ctr.) Rev.                   A/NR           6.300      06/01/14      500,000           527,655
MT St. Hlth. Fac. Auth. (MT Devl. Ctr.) Rev.                   A/NR           6.400      06/01/19      930,000           981,541
MT Hlth. Fac. Auth. (Missoula Comm. Med. Ctr.) Rev.           NR/BBB-         6.375      06/01/18    1,330,000         1,335,919
MT Hlth. Fac. Auth. (Master Loan Pgm.) Rev.                    A/NR           6.400      10/01/14      450,000           485,478
MT Hlth. Fac. Auth. (Northern Montana Care Ctr.) Rev.         Baa/NR          6.350      09/01/15    1,000,000         1,012,640
MT Hlth. Fac. Auth. (Bozeman Deaconess) Rev.                   NR/A           5.750      06/01/08      100,000           104,045
                                                                                                                ----------------
                                                                                                                     $ 4,947,483
                                                                                                                ----------------
HOUSING (22.4%)
MT Board of Housing, Single Family Program                     Aa/A+          6.250%     12/01/17   $2,880,000       $ 2,949,264
MT Board of Housing, Single Family Program                    Aa/AA+          6.350      06/01/27    1,445,000         1,474,391
MT Board of Housing, Single Family Program                    Aa/AA+          6.550      12/01/25       90,000            92,110
MT Board of Housing, Single Family Program                    Aa/AA+          6.400      12/01/35      500,000           510,870
MT Board of Housing, Single Family Program                    Aa/AA+          6.400      12/01/27      310,000           315,453
MT Board of Housing, Multifamily Mtg. Program                  Aa/NR          6.150      11/01/26      450,000           451,876
MT Board of Housing, Single Family Program                     Aa/AA          6.500      12/01/32      150,000           155,331
MT Board of Housing, Single Family Program                    Aa/AA+          6.100      12/01/24      680,000           677,001
MT Board of Housing, Single Family Program                    Aa/AA+          6.300      06/01/08      225,000           233,050
MT Board of Housing, Single Family Program                    Aa/AA+          6.750      12/01/14      215,000           226,808
MT Board of Housing, Single Family Program                    Aa/AA+          6.900      06/01/25       90,000            93,712
MT Board of Housing, Single Family Program                    Aa/AA+          6.700      12/01/26      580,000           606,251
                                                                                                                ----------------
                                                                                                                     $ 7,786,117
                                                                                                                ----------------
POLLUTION CONTROL (5.2%)
Forsyth, MT (Montana Power) PCR                              Baa1/BBB+        6.125%     05/01/23   $1,220,000       $ 1,255,783
Forsyth, MT (Montana Power) PCR                              Baa1/BBB+        5.900      12/01/23      300,000           301,629
Lewis & Clark Co. (Asarco Inc.) PCR                           Baa/BBB         6.750      12/01/06      235,000           237,989
                                                                                                                ----------------
                                                                                                                     $ 1,795,401
                                                                                                                -----------------
REAL ESTATE (2.0%)
Billings Tax Increment Urban Renewal Ref.                    Baa/NR           7.100%     03/01/08   $  650,000       $   703,592
                                                                                                                ----------------

STATE EDUCATION (2.3%)
MT Hgr. Educ. Student Assistance Corp. Rev.                   A/NR            6.500%     12/01/12   $  250,000       $   261,382
MT Hgr. Educ. Student Assistance Corp. Rev.                   A/NR            6.500      12/01/14      500,000           524,595
                                                                                                                ----------------
                                                                                                                     $   785,977
                                                                                                                ----------------
UTILITIES (3.4%)

Lewis & Clark Co. Solid Waste Fac. Rev.                        A/ NR          6.100%     10/01/14   $  250,000       $   262,545
Lewistown, MT  Water System Rev.                               NR/NR          5.700      07/01/15      435,000           446,797
Lewistown, MT  Water System Rev.                               NR/NR          5.700      07/01/16      460,000           472,305
                                                                                                                 ---------------
                                                                                                                     $ 1,181,647
                                                                                                                 ---------------
INSURED/GUARANTEED (41.5%)
Forsyth, MT   (Puget Sound Pwr. & Lt.) PCR  (AMBAC)           Aaa/AAA         7.050%     08/01/21   $  750,000       $   844,702
Forsyth, MT   (Puget Sound Pwr. & Lt.) PCR  (AMBAC)           Aaa/AAA         6.800      03/01/22      565,000           624,692
Forsyth, MT   (Puget Sound Pwr. & Lt.) PCR  (MBIA)            Aaa/AAA         5.875      04/01/20      540,000           547,447
Forsyth, MT  (Montana Power) PCR (AMBAC)                      Aaa/AAA         5.900      12/01/23      225,000           229,916
Forsyth, MT  (Montana Power) PCR (MBIA)                       Aaa/AAA         6.125      05/01/23    1,420,000         1,485,050
Forsyth, MT  (Montana Power) PCR Ref. (AMBAC)                 Aaa/AAA         6.125      05/01/23    3,500,000         3,660,335
*Great Falls, Water & Sewerage Rev. (FGIC)                    Aaa/AAA         6.400      08/01/12      300,000           326,412
MT State University Rev.                                      Aaa/AAA         5.250      11/15/13    1,165,000         1,159,513
MT State University Rev.                                      Aaa/AAA         5.375      11/15/21    1,000,000           996,700
MT Hlth. Fac. Auth. (St. Pat's) Rev. (AMBAC)                  Aaa/AAA         6.625      09/01/12      195,000           212,800
MT Hlth. Fac. Auth. (Holy Rosary) Rev. (MBIA)                 Aaa/AAA         5.250      07/01/20      250,000           239,150
MT Hlth. Fac. Auth. (Deaconess Clinic) Rev. (AMBAC)           Aaa/AAA         5.250      02/15/20    1,700,000         1,627,172
MT Board of Investments (Workers Comp.) (MBIA)                Aaa/AAA         6.875      06/01/11      200,000           220,806
MT Board of Investments (Workers Comp.)(ESCRWD)               Aaa/AAA         6.875      06/01/20      145,000           160,231
MT Board of Investments (Workers Comp.)(ESCRWD)               Aaa/AAA         6.875      06/01/20      355,000           392,289
Phillips Cty., MT (Malta) ESD #14 G.O. School Bldg. (MBIA)    Aaa/AAA         5.600      07/01/15      145,000           145,235
Phillips Cty., MT (Malta) ESD #14 G.O. School Bldg. (MBIA)    Aaa/AAA         5.600      07/01/16      155,000           155,076
Phillips Cty., MT (Malta) HSD #A G.O. School Bldg. (MBIA)     Aaa/AAA         5.600      07/01/15      290,000           290,470
Phillips Cty., MT (Malta) ESD #14 G.O. School Bldg. (MBIA)    Aaa/AAA         5.600      07/01/17      165,000           165,259
*Richland Cty. (Mon.-Dak. Utilities) PCR (FGIC)               Aaa/AAA         6.650      06/01/22      300,000           328,398
Richland Cty. (Mon.-Dak. Utilities) PCR (FGIC)                Aaa/AAA         6.650      06/01/22      300,000           328,398
Silver Bow, (Butte-Silver Bow)Water System Rev. (FGIC)        Aaa/AAA         6.500      11/01/14      275,000           300,316
                                                                                                                 ---------------
                                                                                                                     $14,440,367
                                                                                                                 ---------------
TOTAL MONTANA MUNICIPAL BONDS (COST: $32,951,366)
                                                                                                                     $33,679,235
                                                                                                                 ---------------
SHORT-TERM SECURITIES (7.8%)
Federated Tax-Free Trust (COST: $2,710,642)                                                                          $ 2,710,642


TOTAL INVESTMENTS IN SECURITIES (COST: $35,662,008)                                                                  $36,389,877
                                                                                                                ================

*Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.


The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS December 31, 1996
STATEMENT OF ASSETS AND LIABILITIES December 31, 1996
-----------------------------------------------------

ASSETS
     Investments in securities, at value (cost:$35,662,008)      $   36,389,877
     Cash                                                                   895
     Accrued dividends receivable                                         5,462
     Accrued interest receivable                                        369,603
     Receivable for fund shares sold                                    162,097
     Variation margin on futures                                        235,921
                                                                ---------------

        Total Assets                                             $   37,163,855
                                                                ---------------


LIABILITIES
     Dividends payable                                           $      145,059
     Accrued expenses                                                    31,750
     Security purchases payable                                       2,181,572
     Payable for fund shares redeemed                                     2,500
                                                                ---------------

        Total Liabilities                                        $    2,360,881
                                                                ---------------


NET ASSETS                                                       $   34,802,974
                                                                ===============

     Net asset value per share, 3,456,719 shares outstanding     $        10.07
                                                                ===============


STATEMENT OF OPERATIONS for the year ended December 31, 1996
------------------------------------------------------------

INVESTMENT INCOME
    Interest                                                     $    1,627,655
    Dividends                                                            59,306
                                                                ---------------
         Total Investment Income                                 $    1,686,961
                                                                ---------------

EXPENSES
    Investment advisory fees                                     $      177,513
    Distribution (12b-1 fees)                                            88,756
    Custodian fees                                                        4,630
    Transfer agent fees                                                  40,932
    Accounting service fees                                              38,781
    Audit and legal fees                                                  4,600
    Insurance                                                             2,987
    Directors fees                                                        1,907
    Printing and postage                                                  9,006

    License, fees, and registrations                              10,720
    Amortization of organization costs                               905
                                                         ---------------
        Total expenses                                     $     380,737
    Less expenses waived or absorbed
     by the Fund's manager                                        98,321
                                                         ---------------
        Total Net Expenses                                 $     282,416
                                                         ---------------

NET INVESTMENT INCOME                                      $   1,404,545
                                                         ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FUTURES
     Net realized gain (loss) from:
     Investment transactions                               $      54,462
     Futures transactions                                        605,104
     Net change in unrealized
      appreciation (depreciation) of:
     Investments                                                (400,116)
     Futures                                                     (40,068)
                                                         ---------------
     Net Realized And Unrealized Gain
      (Loss) on Investments and Futures                    $     219,382

                                                         ---------------
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                                  $   1,623,927
                                                         ===============

The accompanying notes are an integral part of these financial statements.

   FINANCIAL STATEMENTS December 31, 1996

   STATEMENT OF CHANGES IN NET ASSETS for the years ended December 31, 1996 and
                                      -----------------------------------------
   1995
   ----

                                                                            For The Year Ended         For the Year Ended
                                                                             December 31, 1996          December 31, 1995
                                                                         -------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
    Net investment income                                                 $           1,404,545    $             910,650
    Net realized gain (loss) on investment and futures transactions                     659,566                 (714,078)
    Net unrealized appreciation (depreciation) on investments and futures              (440,184)               1,845,230
                                                                          -----------------------------------------------
       Net Increase (Decrease) in Net Assets Resulting
       From Operations                                                    $           1,623,927    $           2,041,802
                                                                         ------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
    Dividends from net investment income                                  $          (1,404,545)   $            (910,650)
    Distributions in excess of net investment income                                    (88,756)                 (42,685)
    Distributions from net realized gain on investment
    and futures transactions                                                                  0                        0
                                                                         ------------------------------------------------
         Total Dividends and Distributions                               $           (1,493,301)   $            (953,335)
                                                                         ------------------------------------------------

CAPITAL SHARE TRANSACTIONS
    Proceeds from sale of shares                                         $           10,721,943    $          10,719,956
    Proceeds from reinvested dividends                                                  948,882                  603,502
    Cost of shares redeemed                                                          (1,053,866)                (312,363)
                                                                         ------------------------------------------------
         Net Increase (Decrease) in Net
          Assets Resulting From Capital                                  $           10,616,959    $          11,011,095
            Share Transactions
                                                                         -----------------------------------------------

TOTAL INCREASE IN NET ASSETS                                             $           10,747,585    $          12,099,562

NET ASSETS, BEGINNING OF PERIOD                                                      24,055,389               11,955,827
                                                                         -----------------------------------------------

NET ASSETS, END OF PERIOD                                                $           34,802,974    $          24,055,389
                                                                         ===============================================

     The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS December 31, 1996

Note 1. ORGANIZATION

        Montana Tax-Free Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund incorporated under the laws of the State of North Dakota on April 15, 1993 and commenced operations on August 12, 1993. The Fund's objective is to provide as high a level of current income exempt from federal and Montana income taxes as is consistent with preservation of capital. The Fund will seek to achieve this by investing primarily in a portfolio of Montana tax-exempt securities.

        Shares of the Fund are offered with no initial sales charge. Shares may be subject to a contingent deferred sales charge, if those shares are redeemed within five years of purchase.

Note 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

        INVESTMENT SECURITY VALUATION - Investments in securities traded on national securities exchanges are valued at the last reported sales price at the close of each business day. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the portfolio management team. The Fund follows industry practice and records security transactions on the trade date.

        The Fund concentrates its investments in a single state. This concentration may result in the Fund investing a relatively high percentage of its assets in a limited number of issuers.

        FEDERAL AND STATE INCOME TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies, and to distribute all of its net investment income and any net realized gain on investments, to its shareholders. Therefore, no provision for income taxes is required.

        DISTRIBUTIONS TO SHAREHOLDERS -Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

        INVESTMENT INCOME - Dividend income is recognized on the ex-dividend date and interest income is recognized daily on an accrual basis. Premiums and discounts on securities purchased are amortized using the effective interest method over the life of the respective securities, unless callable, in which case they are amortized to the earliest call date.

        FUTURES CONTRACTS - The Fund may purchase and sell financial futures contracts to hedge against changes in the values of tax-exempt municipal securities the Fund owns or expects to purchase.

        A futures contract is an agreement between two parties to buy or sell units of a particular index or a certain amount of U.S. Government or municipal securities at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirement of the futures exchange on which the contract is traded. Subsequent payments ("variation margin") are made or received by the Fund, dependent on the fluctuations in the value of the underlying index, and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When entering into a closing transaction, the Fund will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contracts sold and the futures contracts to buy. Unrealized appreciation (depreciation) related to open futures contracts is required to be treated as realized gain
        (loss) for Federal income tax purposes.

        Certain risks may arise upon entering into futures contracts. These risks may include changes in the value of the futures contracts that may not directly correlate with changes in the value of the underlying securities.

        USE OF ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note 3. CAPITAL SHARE TRANSACTIONS

        As of December 31, 1996, there were 200,000,000 shares of $.001 par authorized; 3,456,719 and 2,395,706 were outstanding at December 31, 1996 and December 31, 1995, respectively.

        Transactions in capital shares were as follows:

                                                 Shares                                     Amount
                                                 ------                                     ------
                                 For The Year Ended   For the Year Ended   For The Year Ended   For the Year Ended
                                  December 31, 1996    December 31, 1995    December 31, 1996    December 31, 1995
                               -------------------------------------------------------------------------------------
Shares sold                               1,071,978            1,093,033          $10,721,943          $10,719,956
Shares issued on reinvestment
   of dividends                              94,940               61,616              948,882              603,502
Shares redeemed                            (105,905)             (31,894)          (1,053,866)            (312,363)
                               -------------------------------------------------------------------------------------
Net increase                              1,061,013            1,122,755          $10,616,959          $11,011,095
                               =====================================================================================

Note 4. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

        ND Money Management, Inc., the Fund's investment adviser, ND Capital, Inc., the Fund's underwriter, and ND Resources, Inc., the Fund's transfer and accounting services agent, are subsidiaries of ND Holdings, Inc., the Fund's sponsor.

        The Fund has engaged ND Money Management, Inc., to provide investment advisory and management services to the Fund. The Investment Advisory Agreement provides for fees to be computed at an annual rate of 0.60% of the Fund's average daily net assets. The Fund has recognized $170,943 of investment advisory fees for the year ended December 31, 1996. The Fund has a payable to ND Money Management, Inc. of $17,629 at December 31, 1996 for investment advisory fees. Certain officers and directors of the Fund are also officers and directors of the investment adviser.

        The Fund has adopted a distribution plan (the Plan), pursuant to Rule 12b-1 under the 1940 Act, whereby the Fund shall pay at the annual rate of 0.75% of the average daily net assets of the Fund to ND Capital, Inc. (Capital), its principal underwriter, for expenses incurred in the distribution of the Fund's shares. Pursuant to the Plan, Capital is entitled to reimbursement each month for its actual expenses incurred in the distribution and promotion of the Fund's shares, including the printing of prospectuses and reports used for sales purposes, expenses of preparation and printing of sales literature and other such distribution related expenses, including any distribution or service fees paid to securities dealers who have executed a dealer sales agreement with Capital. Capital will be reimbursed at a rate not to exceed 0.75% of the average daily net assets of the Fund for the prior month. The Fund has recognized $88,756 of 12b-1 fee expenses for the year ended December 31, 1996. The Fund has a payable to ND Capital, Inc. of $8,814 at December 31, 1996 for 12b-1 fees. In addition, the Fund has engaged ND Capital as agent for the purchase of certain investment securities. For the year ended December 31, 1996 commissions earned by ND Capital, Inc. totaled $15,825 and are included in the cost basis of the securities acquired.

        ND Resources, Inc., (the transfer agent), provides shareholder services for a monthly fee equal to an annual rate of 0.16% of the Fund's first $10 million of net assets, 0.13% of the Fund's net assets on the next $15 million, 0.11% of the Fund's net assets on the next $15 million, 0.10% of the Fund's net assets on the next $10 million, and 0.09% of the Fund's net assets in excess of $50 million. The Fund has recognized $40,932 of transfer agency fees for the year ended December 31, 1996. ND Resources, Inc. also acts as the Fund's accounting services agent for a monthly fee equal to the sum of a fixed fee of $2,000, and a variable fee equal to 0.05% of the Fund's average daily net assets on an annual basis for the Fund's first $50 million and at a lower rate on the average daily net assets in excess of $50 million. The Fund has recognized $38,781 of accounting service fees for the year ended December 31, 1996.

Note 5. INVESTMENT SECURITY TRANSACTIONS

        The cost of purchases and proceeds from the sales of investment securities (excluding short-term securities) aggregated $13,491,631, and $1,976,406, respectively, for the year ended December 31, 1996.

Note 6. INVESTMENT IN SECURITIES

        At December 31, 1996, the aggregate cost of securities for federal income tax purposes was $35,662,008, and the net unrealized appreciation of investments based on the cost was $727,869, which is comprised of $849,215 aggregate gross unrealized appreciation and $121,346 aggregate gross unrealized depreciation.

FINANCIAL HIGHLIGHTS Selected per share data and ratios for the period indicated
--------------------------------------------------------------------------------

                                                                                                                For the Period Since
                                                                                                                      Inception
                                                                                                                 (August 12, 1993)
                                          For The Year Ended     For The Year Ended      For The Year  Ended           through
                                          December 31, 1996      December 31, 1995        December 31, 1994       December 31, 1993
                                       --------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD              $ 10.04                $  9.39                  $ 10.07                  $10.00

                                        -------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS:
   Net Investment Income                          $   .48                $   .51                  $   .50                  $  .19
   Net realized and  unrealized gain
     (loss) on investment and futures
      transactions                                    .06                    .67                     (.66)                    .09
                                        -------------------------------------------------------------------------------------------
     Total From Investment Operations             $   .54                $  1.18                  $  (.16)                 $  .28
                                        -------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS
   Dividends from net investment income           $  (.48)               $  (.51)                 $  (.50)                 $ (.19)
   Distributions in excess of net
    investment income                                (.03)                  (.02)                    (.02)                   (.01)
     Distributions from realized gains                .00                    .00                      .00                    (.01)
                                        -------------------------------------------------------------------------------------------
        Total Distributions                       $  (.51)               $  (.53)                 $  (.52)                 $ (.21)
                                        -------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                    $ 10.07                $ 10.04                  $  9.39                  $10.07

                                        ===========================================================================================

TOTAL RETURN                                     5.52%(A)              12.85%(A)                (1.70)%(A)             7.00%(A)(B)


Ratios/Supplemental Data:
  Net assets, end of period
   (in thousands)                                 $34,803                $24,055                   $11,956                  $5,235
     Ratio of net expenses (after
     expense assumption)
      to average net assets                      0.96%(C)               0.66%(C)                  0.46%(C)             0.12%(B)(C)
     Ratio of net investment income to
      average net assets                            4.76%                  5.11%                     5.06%                4.84%(B)
     Portfolio turnover rate                        7.12%                  7.39%                    12.46%                  26.05%

(A)  Excludes contingent deferred sales charge of 4%.
(B)  Ratio was annualized.
(C) During the periods indicated above, ND Holdings, Inc. assumed expenses of $98,321, $99,757, $87,483, and $21,944. If the expenses had not been assumed, the annualized ratio of total expenses to average net assets would have been 1.29%, 1.22%, 1.46% and 1.71%, respectively.

GRAPH APPEARS HERE

  Comparison of change in value of $10,000 investment in Montana Tax-Free Fund and Lehman Bros. Municipal Bond Index (Unaudited)


             Montana Tax-Free Fund  Montana Tax-Free Fund   Lehman Bros
             w/o CDSC               w/ max applicable CDSC  Municipal Bond Index
             -------------------------------------------------------------------
8/12/1993    $10,000                $10,000                 $10,000
1993         $10,268                $ 9,868                 $10,363
1994         $10,093                $ 9,718                 $ 9,828
1995         $11,390                $11,090                 $11,544
1996         $12,019                $11,819                 $12,055